Derivative Instruments (Gross Notional Amount and Fair Value of Derivatives Contracts) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Derivative [Line Items]
Gross Notional	$ 196,977,180	$ 187,608,681
Fair Value Assets	7,685,050	7,086,534
Fair Value Liabilities	(18,654,072)	(12,573,983)
Derivatives Designated as Hedge Accounting Instruments:
Derivative [Line Items]
Gross Notional	1,936,568	889,896
Fair Value Assets	233,812	37,314
Fair Value Liabilities	(10,778)	(6,900)
Derivatives Designated as Hedge Accounting Instruments: | Interest Rate Swaps
Derivative [Line Items]
Gross Notional	3,225	3,344
Fair Value Assets	0	55
Fair Value Liabilities	(316)	0
Derivatives Designated as Hedge Accounting Instruments: | Foreign Currency Swaps
Derivative [Line Items]
Gross Notional	1,933,343	886,552
Fair Value Assets	233,812	37,259
Fair Value Liabilities	(10,462)	(6,900)
Derivatives Not Qualifying as Hedge Accounting Instruments:
Derivative [Line Items]
Gross Notional	195,040,612	186,718,785
Fair Value Assets	7,451,238	7,049,220
Fair Value Liabilities	(18,643,294)	(12,567,083)
Derivatives Not Qualifying as Hedge Accounting Instruments: | Interest Rate Swaps
Derivative [Line Items]
Gross Notional	138,419,110	130,358,860
Fair Value Assets	6,757,890	5,698,740
Fair Value Liabilities	(17,092,749)	(10,348,130)
Derivatives Not Qualifying as Hedge Accounting Instruments: | Interest Rate Future
Derivative [Line Items]
Gross Notional	2,425,500	4,109,300
Fair Value Assets	3,267	2,876
Fair Value Liabilities	(201)	(2,709)
Derivatives Not Qualifying as Hedge Accounting Instruments: | Foreign Currency Forwards
Derivative [Line Items]
Gross Notional	364,946	119,653
Fair Value Assets	590	842
Fair Value Liabilities	(10,423)	(1,063)
Derivatives Not Qualifying as Hedge Accounting Instruments: | Credit Default Swaps
Derivative [Line Items]
Gross Notional	47,450	306,900
Fair Value Assets	346	24,789
Fair Value Liabilities	0	0
Derivatives Not Qualifying as Hedge Accounting Instruments: | Foreign Currency Swaps
Derivative [Line Items]
Gross Notional	2,289,170	2,139,523
Fair Value Assets	194,412	68,477
Fair Value Liabilities	(14,624)	(23,251)
Derivatives Not Qualifying as Hedge Accounting Instruments: | Equity Options
Derivative [Line Items]
Gross Notional	25,187,516	19,461,881
Fair Value Assets	239,003	902,050
Fair Value Liabilities	(1,112,196)	(1,535,272)
Derivatives Not Qualifying as Hedge Accounting Instruments: | interest rate forward
Derivative [Line Items]
Gross Notional	1,104,000	195,000
Fair Value Assets	11,265	3,760
Fair Value Liabilities	(12,359)	(991)
Derivatives Not Qualifying as Hedge Accounting Instruments: | Interest Rate Option
Derivative [Line Items]
Gross Notional	8,368,000	9,883,000
Fair Value Assets	123,168	280,323
Fair Value Liabilities	(225,125)	(173,863)
Derivatives Not Qualifying as Hedge Accounting Instruments: | Total Return Swap
Derivative [Line Items]
Gross Notional	15,958,130	15,129,666
Fair Value Assets	120,341	66,627
Fair Value Liabilities	(175,104)	(475,209)
Derivatives Not Qualifying as Hedge Accounting Instruments: | Equity Futures
Derivative [Line Items]
Gross Notional	876,790	5,015,002
Fair Value Assets	956	736
Fair Value Liabilities	$ (513)	$ (6,595)